Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 208,327	1,292,586	1,192,906	1,051,098
Selling expenses	2,655	16,475	1,813	1,396
General and administrative expenses	7,891	48,963	60,029	55,343
Research and administrative expenses	4,877	30,260	24,573	30,016
Total depreciation expense	$ 223,750	1,388,284	1,279,321	1,137,853